Initial Public Offering (Details) - Rice Acquisition Corp. [Member] - USD ($)	1 Months Ended		4 Months Ended	6 Months Ended
	Oct. 26, 2020	Oct. 26, 2020	Dec. 31, 2020	Jun. 30, 2021
Initial Public Offering (Details) [Line Items]
Gross proceeds (in Dollars)			$ 237,250,000
Description of public warrant			Each whole Public Warrant entitles the holder to purchase one share of Rice’s Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).	Each whole Public Warrant entitles the holder to purchase one share of Rice’s Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock in shares		23,725,000
Sale of stock in shares	23,725,000
Gross proceeds (in Dollars)			$ 237,300,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock in shares	2,225,000	2,225,000
Price per share (in Dollars per share)	$ 10.00	$ 10.00
Gross proceeds (in Dollars)	$ 237,300,000	$ 237,300,000
Offering costs (in Dollars)	12,500,000	12,500,000
Deferred underwriting commissions (in Dollars)	7,600,000	7,600,000
Deferred underwriting discounts (in Dollars)	$ 1,980,000	$ 1,980,000
Sponsor [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock in shares	23,725,000	23,725,000
Price per share (in Dollars per share)	$ 10.00	$ 10.00
Funds purchased	1,980,000	1,980,000
Initial public offering share	2,128,500	2,128,500